Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Previously Reported	Revision of Prior Period, Accounting Standards Update, Adjustment	Common Shares	Common Shares Previously Reported	Reserves	Reserves Previously Reported	AOCI	Retained Earnings (Deficit)	Retained Earnings (Deficit) Previously Reported	Retained Earnings (Deficit) Revision of Prior Period, Accounting Standards Update, Adjustment
Beginning balance (in shares) at Dec. 31, 2019				113,452,363
Beginning balance at Dec. 31, 2019	$ 403,059			$ 505,686		$ 27,959			$ (130,586)
Shares and options issued on acquisition (in shares)				94,635,765
Shares and options issued on acquisition	751,819			$ 732,042		19,777
Shares issued in private placements (in shares)				6,934,438
Shares issued in private placements	42,855			$ 42,855
Equity component of Convertible Notes issued	8,322					8,322
Shares issued on exercise of warrants and stock options, and settlement of RSUs and pRSUs (in shares)				27,331,840
Shares issued on exercise of warrants and stock options, and settlement of RSUs and pRSUs	215,417			$ 237,521		(22,104)
Share-based compensation	4,825					4,825
Share issue costs	(62)			$ (62)
Net income and total comprehensive income	20,720								20,720
Net income and total comprehensive income	22,288
Ending Balance (in shares) at Dec. 31, 2020				242,354,406	242,354,406
Ending Balance at Dec. 31, 2020	1,448,523	$ 1,446,955	$ 1,568	$ 1,518,042	$ 1,518,042	38,779	$ 38,779		(108,298)	$ (109,866)	$ 1,568
Shares and options issued on acquisition (in shares)				47,373,723
Shares and options issued on acquisition	407,768			$ 399,613		8,155
Shares issued in private placements (in shares)				7,500,000
Shares issued in private placements	59,595			$ 59,595
Shares issued on exercise of warrants and stock options, and settlement of RSUs and pRSUs (in shares)				4,096,475
Shares issued on exercise of warrants and stock options, and settlement of RSUs and pRSUs	21,755			$ 29,624		(7,869)
Share-based compensation	7,973					7,973
Share issue costs	(97)			$ (97)
Net income and total comprehensive income	639,828							$ 84,939	554,889
Ending Balance (in shares) at Dec. 31, 2021				301,324,604
Ending Balance at Dec. 31, 2021	$ 2,585,345			$ 2,006,777		$ 47,038		$ 84,939	$ 446,591